Related party transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Related party transactions
Related party transactions

(13) Related party transactions

During the fourth quarter of 2013, CVSL renewed a Reimbursement of Services Agreement for a minimum of one year with Richmont Holdings. CVSL has begun to establish an infrastructure of personnel and resources necessary to identify, analyze, negotiate and conduct due diligence on direct-selling acquisition candidates. However, CVSL continues to need advice and assistance in areas related to identification, analysis, financing, due diligence, negotiations and other strategic planning, accounting, tax and legal matters associated with such potential acquisitions. Richmont Holdings and its affiliates have experience in the above areas and CVSL wishes to draw upon such experience. In addition, Richmont Holdings had already developed a strategy of acquisitions in the direct-selling industry and has assigned and transferred to us the opportunities it has previously analyzed and pursued. CVSL has agreed to pay Richmont Holdings a reimbursement fee (the "Reimbursement Fee") each month equal to One Hundred Sixty Thousand dollars ($160,000) and CVSL agreed to reimburse or pay the substantial due diligence, financial analysis, legal, travel and other costs Richmont Holdings incurred in identifying, analyzing, performing due diligence, structuring and negotiating potential transactions. CVSL recorded $480,000 and $960,000 during the three and six month ended June 30, 2014 and 2013, respectively, and $460,000 and $910,000 for the three and six months ended June 30, 2013. The Expense Reimbursement Fees were included in selling, general and administrative expense.

During the three and six months ended June 30, 2014, we paid a total of $15,279 and $131,644, respectively, to Actitech, L.P., an entity owned by Michael Bishop, for the use of the entity's production capabilities for the production of products for YIAH that are being sold in the United States. In addition, in 2014 CVSL began initial production runs of certain Agel products in this facility and expect to continue to utilize this facility to meet some of AEI production needs in the future.

Tamala L. Longaberger lent TLC $42,000 for the period ended June 30, 2014 and AEI $958,000 subsequent to June 30, 2014. The terms of these loans are described in footnotes (6) and (14).

(15) Related party transactions

During the fourth quarter of 2013, we renewed a Reimbursement of Services Agreement for a minimum of one year with Richmont Holdings. CVSL has begun to establish an infrastructure of personnel and resources necessary to identify, analyze, negotiate and conduct due diligence on direct-selling acquisition candidates. However, we continue to need advice and assistance in areas related to identification, analysis, financing, due diligence, negotiations and other strategic planning, accounting, tax and legal matters associated with such potential acquisitions. Richmont Holdings and its affiliates have experience in the above areas and we wish to draw upon such experience. In addition, Richmont Holdings had already developed a strategy of acquisitions in the direct-selling industry and has assigned and transfered to us the opportunities it has previously analyzed and pursued. CVSL has agreed to pay Richmont Holdings a reimbursement fee (the "Reimbursement Fee") each month equal to One Hundred Sixty Thousand dollars ($160,000) and we agreed to reimburse or pay the substantial due diligence, financial analysis, legal, travel and other costs Richmont Holdings incurred in identifying, analyzing, performing due diligence, structuring and negotiating potential transactions. During the years ended December 31, 2013 and 2012, we recorded $1,870,000 and $450,000, respectively in Expense Reimbursement Fees that were included in selling, general and administrative expense.

Other related party transactions include the following discussed at footnote (3) and (7):

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  Convertible Subordinated Unsecured Promissory Note—Richmont Capital Partners V L.P. (Note 7)

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  Conversion of Convertible Subordinated Unsecured Promissory Note—Tamala L. Longaberger Trust (Note 7)

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  Equity contribution by Rochon Capital Partners, Ltd. (Note 3)